Note 11 - Noncontrolling Interests (Tables)	9 Months Ended
Sep. 30, 2020
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
Redeemable noncontrolling interests in the OP, December 31, 2019	$—
Contributions from redeemable noncontrolling interests in the OP	273,410
Net income attributable to redeemable noncontrolling interests in the OP	5,293
Distributions to redeemable noncontrolling interests in the OP	(13,548)
Redeemable noncontrolling interests in the OP, September 30, 2020	$265,155